Dreyfus

Premier International

Value Fund

SEMIANNUAL REPORT April 30, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            11   Statement of Assets and Liabilities

                            12   Statement of Operations

                            13   Statement of Changes in Net Assets

                            15   Financial Highlights

                            20   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                Dreyfus Premier

                                                       International Value Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier International Value Fund, covering the six-month period from November 1, 1999 through April 30, 2000. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Sandor Cseh.

When the reporting period began, it had become apparent that global economic growth was substantially stronger than many analysts had expected. In fact, many global markets had already rebounded sharply from 1998's currency and credit crises in emerging market countries. The rally continued through the final two months of 1999 and into the first quarter of 2000, before peaking in early March. In April, many markets around the world experienced heightened levels of volatility when expensively priced technology stocks began to decline sharply in the wake of evidence that inflationary pressures were building.

We appreciate your confidence over the past six months and we look forward to your continued participation in Dreyfus Premier International Value Fund

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

May 15, 2000




DISCUSSION OF FUND PERFORMANCE

Sandor Cseh, Senior Portfolio Manager

How did Dreyfus Premier International Value Fund perform relative to its benchmark?

For the six-month period ended April 30, 2000, the fund's Class A shares achieved a total return of 0.92% , Class B shares returned 0.58%, Class C returned 0.59% and Class R shares returned 1.07%.(1) This compares with a 6.72% return for the fund' s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, for the reporting period.(2)

The public offering of the fund's Class T shares commenced on March 1, 2000. From March 1, 2000 through April 30, 2000, the fund produced a total return of 0.77% for Class T shares.(1)

We attribute the fund' s relative underperformance to investor preference for international growth stocks. Although value stocks rebounded at the end of the reporting period, for most of the period investors strongly favored the growth-oriented investment style over the value-oriented investment style.

What is the fund's investment approach?

The fund invests in an internationally diversified portfolio of value stocks: stocks selling at what we think are attractive prices relative to their perceived intrinsic worth based on historical measures. These measures typically include price-to-earnings, price-to-book value and price-to-cash flow ratios. Discrepancies from historical norms are often the result of short-term factors that affect market perception: a stock falls out of general market favor, creating what we perceive to be a buying opportunity. The fund purchases the security at the depressed price, seeking to profit when perceptions change and the stock price rises to its perceived value.

In  putting  the  value  approach  to work, the fund employs a two-step process.
First,  we  decide  how  much  to  invest  in  each  of  the countries  The Fun


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

represented on the MSCI EAFE Index. We make a base-line determination by size of a country' s gross domestic product and the capitalization of its stock market compared to the world as a whole. We can invest more or less than this proportion, based on the outlook for a country's economy and the specific number of value opportunities that we see in a particular country's market.

Second, we select individual securities using a process that blends quantitative and qualitative analysis. After an initial computer screen eliminates approximately 90% of purchase candidates, analysts perform extensive fundamental research and conduct on-site visits to determine which securities we will buy for the portfolio.

What other factors influenced the fund's performance?

A notable global convergence emerged during the reporting period. Market sectors, rather than national markets, appeared to become a driving factor in stock performance. When value stocks performed poorly in the domestic U.S. markets, they performed poorly in Europe and Asia as well. When the technology and growth stock-rich Nasdaq stumbled in mid-March amid renewed concerns about higher interest rates, international value stocks followed their domestic counterparts in regaining investor favor.

That said, however, national and regional markets continued to be driven by local circumstances that affected fund performance. Japan was a particular example. Long mired in economic recession and market decline, Japanese equities offered what we felt to be exceptional value investment opportunities. Technology issues performed well, but became expensive by value standards. While growth remains slow, difficult steps towards fundamental corporate-sector and
financial-sector    restructurings    are    being    taken.

European markets advanced sharply, in response to the trend towards replacing a centralized economic model with a market-oriented emphasis on creating shareholder value. Global markets are forcing businesses to rethink long-standing corporate values and place new emphasis on competitiveness, leading to a wave of cross-border merg ers  and  acquisitions. In dollar terms, however, the continuing weakness of the
euro    had    an    adverse    effect    on    investment    performance.

What is the fund's current strategy?

Over the period, we made small changes in country allocations, and are close to a neutral, benchmark position. We have slightly reduced our emphasis on Japan and Europe, with a somewhat larger reduction in the United Kingdom. A more positive outlook for the emerging markets led us to increase exposure to Southeast Asia, Latin America and Eastern Europe, but this sector remains a relatively small portion of the total portfolio.

On an industrial-sector basis, however, we made more substantial changes. Because the shares of many of the fund's technology investments, particularly in Japan, reached prices at which we no longer consider them value investments, we reduced our exposure to this segment. We used the proceeds to increase investments in financial services, pharmaceuticals and other consumer non-durable manufacturers.

May 15, 2000

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES AND CLASS T SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURN FIGURES PROVIDED REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN AGREEMENT IN EFFECT THROUGH OCTOBER 31, 2000, AT WHICH TIME IT MAY BE EXTENDED, TERMINATED OR MODIFIED. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

(2) SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- REFLECTS NET REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (MSCI EAFE) INDEX IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES.

                                                             The Fund

STATEMENT OF INVESTMENTS

April 30, 2000 (Unaudited)

STATEMENT OF INVESTMENTS

COMMON STOCKS--90.9%                                                                             Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA--1.5%

Australia & New Zealand Banking                                                                  12,230                   84,522

Goodman Fielder                                                                                  34,966                   25,920

                                                                                                                         110,442

AUSTRIA--.6%

Bank Austria                                                                                      1,050                   46,598

BELGIUM--.7%

Dexia                                                                                               379  (a)              49,149

Dexia (Strips)                                                                                      379  (a)                   7

                                                                                                                          49,156

BRAZIL--.9%

Petroleo Brasileiro, ADR                                                                          1,100                   26,400

Telecomunicacoes Brasileiras, ADS                                                                   304                   35,929

                                                                                                                          62,329

DENMARK--.6%

Jyske Bank                                                                                        2,100                   41,007

FINLAND--.5%

Kesko, Cl. B                                                                                      3,200                   34,921

FRANCE--9.4%

Air Liquide                                                                                         597                   77,745

Alstom                                                                                            1,200                   29,912

Assurances Generales de France                                                                    1,375                   68,336

Banque Nationale de Paris                                                                         1,200                   97,015

Bongrain                                                                                            110                   31,311

Compagnie Generale des Etablissements Michelin, Cl. B                                             1,756                   58,287

PSA Peugeot Citroen                                                                                  80                   16,558

Societe Generale, Cl. A                                                                             140                   29,003

Suez Lyonnaise des Eaux                                                                             300                   47,061

Thompson CSF                                                                                      1,300                   46,225

Total Fina Elf                                                                                    1,874                  141,721

Usinor                                                                                            2,500                   32,852

                                                                                                                         676,026

GERMANY--8.4%

Bayer                                                                                             2,300                   95,273

Deutsche Bank                                                                                     1,161                   78,025

Deutsche Lufthansa                                                                                3,550                   74,091


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

GERMANY (CONTINUED)

Merck KGaA                                                                                        2,400                   68,969

Metallgesellschaft                                                                                2,000                   31,665

Siemens                                                                                             340                   50,183

Veba                                                                                              1,900                   93,909

Viag                                                                                              2,860                   55,139

Volkswagen                                                                                        1,480                   55,653

                                                                                                                         602,907

GREECE--1.2%

Hellenic Telecommunication Organization, ADS                                                      7,600                   88,825

HONG KONG--1.4%

CDL Hotels International                                                                         20,000                    5,777

Hongkong Electric                                                                                29,689                   92,622

                                                                                                                          98,399

INDIA--.4%

Videsh Sanchar Nigam, ADS                                                                         1,500                   28,350

ITALY--3.6%

Banca Popolare di Bergamo Credito Varesino                                                        1,800                   32,678

ENI                                                                                              12,000                   59,453

ENI, ADS                                                                                            900                   46,800

San Paolo-IMI                                                                                     3,100                   43,527

Telecom Italia                                                                                   12,190                   76,324

                                                                                                                         258,782

JAPAN--24.4%

Aiful                                                                                               450                   45,316

Canon                                                                                             3,000                  136,918

Credit Saison                                                                                     5,700                   92,946

Dai-Tokyo Fire & Marine Insurance                                                                11,000                   29,776

Fuji Machine Manufacturing                                                                        1,000                   69,383

Honda Motor                                                                                       1,000                   44,623

KATOKICHI                                                                                         1,000                   24,298

Mabuchi Motor                                                                                       800                   87,953

Marubeni                                                                                         22,000                   63,618

Matsumotokiyoshi                                                                                  1,300                  102,088

Minebea                                                                                           7,000                   85,366

Mitsubishi Heavy Industries                                                                       9,000                   27,938

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

NAMCO                                                                                             1,400                   57,040

NIPPON TELEGRAPH AND TELEPHONE                                                                        2                   24,760

Nichiei                                                                                           1,000                   19,771

Nippon Express                                                                                   18,000                  113,415

Nishimatsu Construction                                                                           7,000                   22,312

Rinnai                                                                                            2,800                   51,219

Rohm                                                                                                300                  100,333

SANKYO COMPANY                                                                                    3,000                   65,965

Sekisui Chemical                                                                                  6,000                   21,951

77 Bank                                                                                           8,000                   57,354

Shin-Etsu Chemical                                                                                1,000                   52,753

Sony                                                                                                600                   69,041

TDK                                                                                               1,000                  133,684

Toyota Motor                                                                                      1,000                   49,612

Yamanouchi Pharmaceutical                                                                         2,000                  105,506

                                                                                                                       1,754,939

MEXICO--.3%

Telefonos de Mexico, ADR                                                                            400                   23,525

NETHERLANDS--6.5%

ABN AMRO                                                                                          3,566                   73,452

Akzo Nobel, ADS                                                                                   1,300                   53,970

Buhrmann                                                                                          2,375                   61,231

Hollandsche Beton Groep                                                                             728                    8,938

Hunter Douglas                                                                                    2,465                   56,266

ING Groep                                                                                         1,506                   82,201

Stork                                                                                             3,271                   40,455

Vedior                                                                                            3,500                   37,081

Wolters Kluwer                                                                                    2,180                   51,465

                                                                                                                         465,059

NEW ZEALAND--1.1%

Fletcher Challenge Paper                                                                         30,277                   33,970

Telecom Corporation of New Zealand                                                               11,400                   48,171

                                                                                                                          82,141

NORWAY--1.1%

Norsk Hydro                                                                                         900                   32,965


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NORWAY (CONTINUED)

Orkla, Cl. B                                                                                      2,800                   43,372

                                                                                                                          76,337

PHILIPPINES--.3%

Manila Electric                                                                                  10,600                   19,000

PORTUGAL--1.7%

EDP                                                                                               2,500                   44,333

Portugal Telecom                                                                                  7,000                   78,108

                                                                                                                         122,441

SINGAPORE--1.7%

Creative Technology                                                                                 400                   10,950

Oversea--Chinese Banking                                                                          8,000                   54,839

United Overseas Bank                                                                              8,560                   59,681

                                                                                                                         125,470

SOUTH KOREA--.9%

Korea Electric Power, ADR                                                                         2,400                   39,300

Pohang Iron & Steel, ADR                                                                          1,100                   23,100

                                                                                                                          62,400

SPAIN--4.1%

Banco Bilbao Vizcaya Argentaria                                                                   3,000                   40,923

Banco Popular Espanol                                                                             2,200                   59,420

Endesa                                                                                            5,190                  112,614

Repsol-YPF, ADS                                                                                   4,100                   84,563

                                                                                                                         297,520

SWEDEN--1.1%

Autoliv                                                                                           2,350                   66,033

Investor                                                                                          1,200                   16,927

                                                                                                                          82,960

SWITZERLAND--5.0%

Barry Callebaut                                                                                     371                   49,513

Forbo Holding                                                                                        75                   27,069

Novartis                                                                                             80                  111,825

Sulzer                                                                                               75                   48,045

Swisscom                                                                                            110                   38,807

UBS                                                                                                 330                   80,901

                                                                                                                         356,160

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM--13.5%

BOC                                                                                               3,284                   53,887

Barclays                                                                                          2,332                   59,444

British Aerospace                                                                                11,750                   71,868

British Airways                                                                                   4,540                   23,452

Bunzl                                                                                            18,777                   84,388

Laird                                                                                            11,000                   34,665

Morgan Crucible                                                                                  17,011                   67,472

PowerGen                                                                                          7,305                   45,900

Rexam                                                                                            15,700                   59,774

Rio Tinto                                                                                         3,813                   58,897

Royal & Sun Alliance Insurance                                                                   13,278                   73,897

Royal Bank of Scotland                                                                            4,091                   63,286

Safeway                                                                                          15,923                   53,516

Scottish & Southern Electric                                                                      4,800                   40,350

Tomkins                                                                                          16,869                   51,655

Unilever                                                                                         12,000                   71,767

Wolseley                                                                                         10,000                   54,645

                                                                                                                         968,863

TOTAL COMMON STOCKS

   (cost $6,657,399)                                                                                                   6,534,557
------------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS--.2%
------------------------------------------------------------------------------------------------------------------------------------

GERMANY:

Rheinmetall

   (cost $27,260)                                                                                 1,200                   11,131
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal

SHORT-TERM INVESTMENTS--.6%                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS

5.62%, 7/13/2000

   (cost $42,511)                                                                                43,000                   42,511
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $6,727,170)                                                               91.7%                6,588,199

CASH AND RECEIVABLES (NET)                                                                         8.3%                  598,633

NET ASSETS                                                                                       100.0%                7,186,832

(A) NON-INCOME PRODUCING.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  6,727,170    6,588,199

Cash                                                                    379,696

Cash denominated in foreign currencies                    129,442       126,521

Receivable for investment securities sold                                56,674

Dividends and interest receivable                                        37,251

Prepaid expenses                                                         49,864

Due from The Dreyfus Corporation and affiliates                             522

                                                                      7,238,727
--------------------------------------------------------------------------------

LIABILITIES ($):

Payable for investment securities purchased                              30,605

Payable for shares of Beneficial Interest redeemed                          546

Accrued expenses                                                         20,744

                                                                         51,895
--------------------------------------------------------------------------------

NET ASSETS ($)                                                        7,186,832
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                       6,799,725

Accumulated investment (loss)                                          (18,738)

Accumulated net realized gain (loss) on investments and
   foreign currency transactions                                       550,870

Accumulated net unrealized appreciation (depreciation)
   on investments and foreign currency transactions                   (145,025)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       7,186,832

NET ASSET VALUE PER SHARE

                                        Class A              Class B              Class C              Class R              Class T
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                        4,449,108               874,315              697,752            1,164,649                1,008

Shares Outstanding                      337,834                67,050               53,474               88,284                76.57
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE
   PER SHARE ($)                          13.17                 13.04                13.05                13.19                13.16

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $8,405 foreign taxes withheld at source)         63,404

Interest                                                                 2,648

TOTAL INCOME                                                            66,052

EXPENSES:

Management fee--Note 3(a)                                               34,831

Registration fees                                                       17,649

Prospectus and shareholders' reports                                    12,316

Custodian fees                                                          10,787

Shareholder servicing costs--Note 3(c)                                   8,057

Auditing fees                                                            7,961

Distribution fees--Note 3(b)                                             5,894

Trustees' fees and expenses--Note 3(d)                                     957

Legal fees                                                                 410

Loan commitment fees--Note 2                                                44

Miscellaneous                                                            9,586

TOTAL EXPENSES                                                         108,492

Less--reduction in management fee due to
  undertaking--Note 3(a)                                              (34,342)

NET EXPENSES                                                            74,150

INVESTMENT (LOSS)                                                      (8,098)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments and foreign currency
transactions                                                           558,435

Net realized gain (loss) on forward currency exchange contracts        (5,734)

NET REALIZED GAIN (LOSS)                                               552,701

Net unrealized appreciation (depreciation) on investments and
  foreign currency transactions                                      (482,001)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  70,700

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    62,602

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended

                                        April 30, 2000(a)           Year Ended

                                              (Unaudited)     October 31, 1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income (loss)--net                     (8,098)                9,182

Net realized gain (loss) on investments           552,701              439,824

Net unrealized appreciation (depreciation)
   on investments                               (482,001)              858,600

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      62,602             1,307,606
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                   (10,221)             (19,976)

Class B shares                                         --                (858)

Class C shares                                         --                (720)

Class R shares                                    (5,316)             (10,045)

Net realized gain on investments:

Class A shares                                  (266,622)             (13,698)

Class B shares                                   (63,647)              (2,058)

Class C shares                                   (38,555)              (1,920)

Class R shares                                   (74,667)              (5,358)

TOTAL DIVIDENDS                                 (459,028)             (54,633)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                  1,857,968              106,274

Class B shares                                     93,878              382,720

Class C shares                                    123,121               28,662

Class R shares                                     77,220              840,540

Class T shares                                      1,000                   --

Dividends reinvested:

Class A shares                                    276,454               33,571

Class B shares                                     53,213                2,809

Class C shares                                     38,413                2,640

Class R shares                                     40,457                5,520

Cost of shares redeemed:

Class A shares                                (1,558,209)              (7,946)

Class B shares                                  (179,497)             (39,350)

Class C shares                                   (11,423)              (3,128)

Class R shares                                       (57)            (434,300)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS              812,538              918,012

TOTAL INCREASE (DECREASE) IN NET ASSETS          416,112            2,170,985
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                             6,770,720            4,599,735

END OF PERIOD                                   7,186,832            6,770,720

(A) FROM MARCH 1, 2000 (COMMENCEMENT OF INITIAL OFFERING) TO APRIL 30, 2000 FOR CLASS T SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended

                                        April 30, 2000(a)           Year Ended

                                              (Unaudited)     October 31, 1999
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A

Shares sold                                       141,238               7,938

Shares issued for dividends reinvested             20,786               2,884

Shares redeemed                                 (118,275)                (609)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      43,749              10,213
--------------------------------------------------------------------------------

CLASS B

Shares sold                                         6,996  28,995

Shares issued for dividends reinvested              4,028  242

Shares redeemed                                  (13,253)              (2,836)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (2,229)               26,401
--------------------------------------------------------------------------------

CLASS C

Shares sold                                         9,257               2,190

Shares issued for dividends reinvested              2,906                 227

Shares redeemed                                     (847)                (259)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      11,316               2,158
--------------------------------------------------------------------------------

CLASS R

Shares sold                                         5,621              71,654

Shares issued for dividends reinvested              3,040                 474

Shares redeemed                                       (4)             (32,501)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING       8,657              39,627
--------------------------------------------------------------------------------

CLASS T

SHARES SOLD                                            77                 --

(A) FROM MARCH 1, 2000 (COMMENCEMENT OF INITIAL OFFERING) TO APRIL 30, 2000 FOR CLASS T SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                            Six Months Ended

                                                                              April 30, 2000           Year Ended October 31
                                                                                                        ---------------------

CLASS A SHARES                                                                    (Unaudited)           1999          1998(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                    13.98          11.32           12.50

Investment Operations:

Investment income (loss)--net                                                            (.01)(b)        .03(b)           .05

Net realized and unrealized gain (loss)
   on investments                                                                         .15           2.75            (1.23)

Total from Investment Operations                                                          .14           2.78            (1.18)

Distributions:

Dividends from investment income--net                                                    (.04)          (.07)               --

Dividends from net realized gain on investments                                          (.91)          (.05)               --

Total Distributions                                                                      (.95)          (.12)               --

Net asset value, end of period                                                          13.17          13.98             11.32
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                                                       .92(d)       24.75             (9.44)(d)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                   .99(d)        2.00               1.19(d)

Ratio of net investment income (loss)
   to average net assets                                                                 (.05)(d)        .22                .39(d)

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus Corporation                                         .49(d)        1.31                .92(d)

Portfolio Turnover Rate                                                                 21.69(d)       41.73              17.71(d)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                                   4,449          4,110               3,213

(A) FROM MARCH 31, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Six Months Ended

                                                                              April 30, 2000             Year Ended October 31
                                                                                                        -------------------------

CLASS B SHARES                                                                    (Unaudited)           1999          1998(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                    13.86          11.27          12.50

Investment Operations:

Investment (loss)--net                                                                   (.06)(b)       (.08)(b)       (.01)

Net realized and unrealized gain (loss)
   on investments                                                                         .15           2.74          (1.22)

Total from Investment Operations                                                          .09           2.66          (1.23)

Distributions:

Dividends from investment income--net                                                      --           (.02)             --

Dividends from net realized gain on investments                                          (.91)          (.05)             --

Total Distributions                                                                      (.91)          (.07)             --

Net asset value, end of period                                                          13.04          13.86           11.27
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                                                       .58(d)       23.70           (9.84)(d)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                  1.38(d)        2.75            1.64(d)

Ratio of net investment (loss)
   to average net assets                                                                 (.45)(d)       (.60)           (.07)(d)

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus Corporation                                         .48(d)        1.27             .92(d)

Portfolio Turnover Rate                                                                 21.69(d)       41.73           17.71(d)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                                     874            960             483

(A) FROM MARCH 31, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                                                            Six Months Ended

                                                                              April 30, 2000              Year Ended October 31
                                                                                                        ---------------------------

CLASS C SHARES                                                                    (Unaudited)           1999             1998(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                    13.87          11.27             12.50

Investment Operations:

Investment (loss)--net                                                                   (.06)(b)       (.07)(b)          (.01)

Net realized and unrealized gain (loss)
   on investments                                                                         .15           2.74             (1.22)

Total from Investment Operations                                                          .09           2.67             (1.23)

Distributions:

Dividends from investment income--net                                                      --           (.02)              --

Dividends from net realized gain on investments                                          (.91)          (.05)              --

Total Distributions                                                                      (.91)          (.07)              --

Net asset value, end of period                                                          13.05          13.87             11.27
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                                                      .59(d)        23.77             (9.84)(d)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                 1.38(d)         2.75              1.64(d)

Ratio of net investment (loss)
   to average net assets                                                                (.41)(d)        (.55)             (.06)(d)

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus Corporation                                        .50(d)         1.31               .92(d)

Portfolio Turnover Rate                                                                21.69(d)        41.73             17.71(d)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                                     698            585               451

(A) FROM MARCH 31, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            Six Months Ended

                                                                              April 30, 2000               Year Ended October 31
                                                                                                        ---------------------------

CLASS R SHARES                                                                    (Unaudited)           1999           1998(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                    14.01          11.33            12.50

Investment Operations:

Investment income--net                                                                    .01(b)         .08(b)           .06

Net realized and unrealized gain (loss)
   on investments                                                                         .15           2.74            (1.23)

Total from Investment Operations                                                          .16           2.82            (1.17)

Distributions:

Dividends from investment income--net                                                    (.07)          (.09)               --

Dividends from net realized gain on investments                                          (.91)          (.05)               --

Total Distributions                                                                      (.98)          (.14)               --

Net asset value, end of period                                                          13.19          14.01            11.33
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                                         1.07(c)       25.12            (9.36)(c)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                   .87(c)        1.75             1.04(c)

Ratio of net investment income
   to average net assets                                                                  .07(c)         .62              .53(c)

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus Corporation                                         .49(c)        1.32              .92(c)

Portfolio Turnover Rate                                                                 21.69(c)       41.73            17.71(c)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                                   1,165          1,116              453

(A) FROM MARCH 31, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                              Six Months
                                                                   Ended

                                                        April 30, 2000(a)

CLASS T SHARES                                                (Unaudited)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                13.06

Investment Operations:

Investment income--net                                                .02(b)

Net realized and unrealized gain (loss) on investments                .08

Total from Investment Operations                                      .10

Net asset value, end of period                                      13.16
--------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                                   .77(d)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                               .38(d)

Ratio of net investment income to average net assets                  .20(d)

Decrease reflected in above expense ratio
due to undertaking by The Dreyfus Corporation                         .20(d)

Portfolio Turnover Rate                                             21.69(d)
--------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                   1

(A)  FROM MARCH 1, 2000 (COMMENCEMENT OF INITIAL OFFERING) TO APRIL 30, 2000.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier International Value Fund (the "fund") is a separate diversified series of Dreyfus Premier Value Equity Funds (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates a series company, currently offering two series including the fund. The fund's investment objective is long-term capital growth. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.,
which   is   a   wholly-owned   subsidiary  of  Mellon  Financial  Corporation.

As  of  April  30, 2000, MBC Investment Corp., an indirect subsidiary of  Mellon
Financial    Corporation,    held    the    following    shares:

          Class A              302,999          Class C               43,005

          Class B               43,015          Class R               43,448

On November 3, 1999, the Board of Trustees approved the addition of Class T shares, which became effective on March 1, 2000.

Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of the Manager, became the distributor of the fund's shares. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor. The fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A, Class B, Class C, Class R and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (" CDSC" ) imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase (Class B shares automatically convert to Class A shares after six years) and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.


The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net
unrealized    foreign     The    Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund received net earnings credits of $845 during the period ended April 30, 2000 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commit ment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2000, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions  With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager has undertaken from November 1, 1999 through October 31, 2000, to reimburse such excess expenses of the fund to the extent that the fund's aggregate annual expenses, excluding 12b-1 distribution plan fees, shareholder service plan fees, taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.75% of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $34,342 during the period ended April 30, 2000.

DSC retained $97 during the period ended April 30, 2000 from commissions earned on sales of the fund's shares.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended April 30, 2000, Class B, Class C and Class T shares were charged $3,451, $2,442 and $1 respectively, pursuant to the Plan, of which $727, $583 and $1 for Class B, Class C and Class T shares, respectively, were paid to DSC.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services
provided    may    include    personal    services   relating   to    The   Fun

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2000, Class A, Class B, Class C and Class T shares were charged $5,292, $1,150, $814 and $1 respectively, pursuant to the Shareholder Services Plan, of which $1,191, $242, $194 and $1, for Class A, Class B, Class C and Class T shares, respectively, were paid to DSC.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2000, the fund was charged $507 pursuant to the transfer agency agreement.

(d) Each trustee who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended April 30, 2000, amounted to $1,455,191 and $1,534,416, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the con tract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gains on each open contract. At April 30, 2000, there were no open forward currency exchange contracts.

(b) At April 30, 2000, accumulated net unrealized depreciation on investments was $138,971, consisting of $810,132 gross unrealized appreciation and $949,103, gross unrealized depreciation.

At April 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

                                                           For More Information

                        Dreyfus Premier International Value Fund
                        200 Park Avenue
                        New York, NY 10166

                          Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                          Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                          Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                          Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

(c) 2000 Dreyfus Service Corporation                                   173SA004